Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

22.    Segment Information

The Company’s reportable business segments reflect the manner in which its chief operating decision maker (CODM) allocates resources and assesses performance, which is at the operating segment level. The Ingredients reportable segment delivers healthy food ingredients derived from soybean seeds, meal and oil and processed yellow peas. The Fresh reportable segment is a grower, packer and distributor of year-round fresh produce located in the southeastern United States. Financial results associated with legacy licensing arrangements that are not allocated to the Fresh or Ingredients reportable segment and costs associated with centralized operations are reported as Unallocated and other. Centralized operations represent corporate and headquarter-related expenses, which include legal, finance, human resources, and other research and development and administrative expenses that are not allocated to individual reporting operating segments.

Our CODM reviews segment performance and allocates resources based upon segment revenue and Adjusted EBITDA. The Company defines Adjusted EBITDA as earnings from continuing operations excluding income taxes, interest, depreciation, amortization, stock-based compensation, and the impact of significant non-recurring items.

All segment revenue is earned in the United States and there are no intersegment revenues. Operating segment results for the years ended December 31, 2021, 2020 and 2019 are presented below.

For the year ended December 31, 2021 we recognized $146,939 of revenue as of a point in time and $273 over time. For the year ended December 31, 2020 we recognized $114,113 of revenue as of a point in time and $235 over time. All revenue recognized over time is included in unallocated and other.

		Adjusted
Year Ended December 31, 2021	Revenue	EBITDA
Ingredients	$90,654	$(29,592)
Fresh	56,266	(3,069)
Unallocated and other	292	(47,719)
Total segment results	$147,212	$(80,380)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(126,247)
Interest expense, net	4,490
Income tax expense (benefit)	231
Depreciation and amortization	12,817
Stock-based compensation	7,183
Change in fair value of warrants	(12,127)
Other non-recurring costs, including acquisition costs	3,994
Employee retention credit	(2,226)
Merger transaction costs	11,693
Non-recurring public company readiness costs	5,265
Loss on extinguishment of debt	11,742
South America seed production costs	2,805
Total Adjusted EBITDA	$(80,380)

		Adjusted
Year Ended December 31, 2020	Revenue	EBITDA
Ingredients	$58,566	$(7,999)
Fresh	55,278	218
Unallocated and other	504	(38,690)
Total segment results	$114,348	$(46,471)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(67,159)
Interest expense, net	6,708
Income tax (expense) benefit	48
Depreciation and amortization	7,504
Stock-based compensation	1,010
Change in fair value of warrants	661
Other non-recurring costs, including acquisition costs	(75)
Impairment of goodwill	4,832
Total Adjusted EBITDA	$(46,471)

		Adjusted
Year Ended December 31, 2019	Revenue	EBITDA
Ingredients	$49,193	$2,239
Fresh	28,573	(1,253)
Unallocated and other	1,757	(36,247)
Total segment results	$79,523	$(35,261)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(43,910)
Interest expense, net	195
Income tax (expense) benefit	19
Depreciation and amortization	3,790
Stock-based compensation	644
Other non-recurring costs, including acquisition costs	4,001
Total Adjusted EBITDA	$(35,261)

As the CODM does not evaluate the operating segments nor make decisions regarding the operating segments based on total assets, we have excluded this disclosure.